Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000244624 [Member]
Shareholder Report [Line Items]
Fund Name	WHITEWOLF Publicly Listed Private Equity ETF
Class Name	WHITEWOLF Publicly Listed Private Equity ETF
Trading Symbol	LBO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lbo.fund/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://lbo.fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 8,300,091
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 25,281
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

FINANCIAL SECTOR WEIGHTING (as a % of Net Assets)
Closed-End Funds	50.0%
Asset Management & Custody Banks	43.7%
Diversified Financial Servies	4.7%
Multi-Sector Holdings	0.2%
Cash and Cash Equivalents	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Ares Capital Corp.	8.2%
KKR & Co., Inc.	7.8%
Blackstone Secured Lending Fund	7.6%
FS KKR Capital Corp.	7.3%
Ares Management Corp. - Class A	6.1%
Hercules Capital, Inc.	5.6%
Golub Capital BDC, Inc	5.4%
Blackstone, Inc.	4.9%
Apollo Global Management, Inc.	4.7%
Blue Owl Capital, Inc. - Class A	3.8%